BORROWINGS - Bank and other financing entities loans (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($)	Dec. 31, 2025 ARS ($) installment	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2025 USD ($) installment	Jul. 31, 2024 installment
BORROWINGS
Borrowings		$ 5,436,615	$ 3,785,980	$ 6,096,182
Net proceeds		3,959,692	1,573,995	1,111,970
Repayments		2,583,267	1,474,844	$ 654,722
Interest paid		485,542
Payment of interest and related expenses		485,542	421,673
Fixed interest rate
BORROWINGS
Borrowings		4,296,342	2,707,546
Variable interest rate
BORROWINGS
Borrowings		903,054	362,772
Inter-American Investment Corporation (IIC)
BORROWINGS
Repayments	$ 135,000,000
Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 06/27
BORROWINGS
Principal residual nominal value					$ 30,400,000
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Borrowings		$ 42,988	133,152
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27 | Minimum
BORROWINGS
Interest rate basis		7.18%			7.18%
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27 | Maximum
BORROWINGS
Interest rate basis		9.18%			9.18%
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Due on 12/27
BORROWINGS
Principal residual nominal value					$ 756,000,000
Borrowings		$ 121,173	150,751
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Fixed interest rate | Due on 12/27
BORROWINGS
Interest rate		4.95%			4.95%
Loan from International Finance Corporation (IFC) and Inter American Investment Corporation (IIC)
BORROWINGS
Repayments	342,000,000
Payment of interest and related expenses	31,000,000
Series 21 | Telecom Argentina
BORROWINGS
Interest paid	$ 38,000,000
Series 21 | Telecom Argentina | Denominated in USD
BORROWINGS
Number of installments | installment						3
Series 21 | Telecom Argentina | Denominated in USD | Fixed interest rate
BORROWINGS
Interest rate						9.50%
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 01/28
BORROWINGS
Principal residual nominal value		$ 50,000
Interest rate basis		3.85%			3.85%
Borrowings		$ 54,457
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | TAMAR | Due in 07/27
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | TAMAR | Due on 01/27
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | TAMAR | Due on 01/28
BORROWINGS
Number of installments | installment		3			3
Percentage of installment payable		(33.34%)			(33.34%)
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in RMB | Due on 07/28
BORROWINGS
Principal residual nominal value		$ 930
Borrowings		$ 192,718
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in RMB | Fixed interest rate
BORROWINGS
Number of installments | installment		3			3
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in RMB | Fixed interest rate | Due on 07/28
BORROWINGS
Percentage of installment payable		(33.34%)			(33.34%)
Interest rate		6.15%			6.15%
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in RMB | Fixed interest rate | Due on 01/28
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in RMB | Fixed interest rate | Due on 04/28
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Principal residual nominal value					$ 11,600,000
Borrowings		$ 15,402	38,035
Finnvera | Denominated in USD | SOFR | Due on 06/23 | Maximum
BORROWINGS
Interest rate basis		1.63%			1.63%
Finnvera | Denominated in USD | SOFR | Due between 11/25 and 11/26 | Minimum
BORROWINGS
Interest rate basis		1.47%			1.47%
Export Development Canada (EDC) | Denominated in USD | Due between 12/2026 and 12/2030
BORROWINGS
Principal residual nominal value					$ 26,700,000
Borrowings		$ 37,955	43,772
Export Development Canada (EDC) | Denominated in USD | SOFR | Due between 12/2026 and 12/2030 | Minimum
BORROWINGS
Interest rate basis		1.63%			1.63%
Export Development Canada (EDC) | Denominated in USD | SOFR | Due between 12/2026 and 12/2030 | Maximum
BORROWINGS
Interest rate basis		6.65%			6.65%
BBVA | Denominated in ARS | Due on 07/25
BORROWINGS
Borrowings			89
BBVA | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate		47.90%			47.90%
PSA Finance Argentina | Denominated in ARS | Due on 07/25
BORROWINGS
Borrowings			199
PSA Finance Argentina | Denominated in ARS | Fixed interest rate | Due on 07/25
BORROWINGS
Interest rate		42.90%			42.90%
Rombo Compaa Financiera | Denominated in ARS | Due on 07/25
BORROWINGS
Borrowings			163
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Due on 07/25 | Minimum
BORROWINGS
Interest rate		70.90%			70.90%
Rombo Compaa Financiera | Denominated in ARS | Fixed interest rate | Due on 07/25 | Maximum
BORROWINGS
Interest rate		77.90%			77.90%
Cisco Systems Capital Corporation (Cisco) and Bank of China (Huawei import) | Denominated in USD | Due between 10/22 and 11/26
BORROWINGS
Principal residual nominal value					$ 6,900,000
Borrowings		$ 26,248	20,683
Cisco Systems Capital Corporation (Cisco) and Bank of China (Huawei import) | Denominated in ARS | Fixed interest rate | Due between 10/22 and 11/26 | Minimum
BORROWINGS
Interest rate		4.00%			4.00%
Cisco Systems Capital Corporation (Cisco) and Bank of China (Huawei import) | Denominated in ARS | Fixed interest rate | Due between 10/22 and 11/26 | Maximum
BORROWINGS
Interest rate		6.50%			6.50%
Banco De La Nacion Argentina Sociedad Anonima | Denominated in ARS | Fixed interest rate | Due on 08/25
BORROWINGS
Number of installments | installment		1			1
Interest rate		35.00%			35.00%
Banco De La Nacion Argentina Sociedad Anonima | Denominated in ARS | Fixed interest rate | Due on 09/25
BORROWINGS
Interest rate		32.38%			32.38%
Banco De La Nacion Argentina Sociedad Anonima | Denominated in ARS | Fixed interest rate | Due on 08/26
BORROWINGS
Interest rate		47.75%			47.75%
Banco De La Nacion Argentina Sociedad Anonima | Denominated in RMB | Fixed interest rate | Due on 08/26
BORROWINGS
Number of installments | installment		1			1
Banco De La Nacion Argentina Sociedad Anonima, Loan One | Denominated in ARS | Due on 02/25
BORROWINGS
Borrowings			37,161
Banco De La Nacion Argentina Sociedad Anonima, Loan One | Denominated in ARS | Fixed interest rate | Due on 02/25
BORROWINGS
Interest rate		38.375%			38.375%
Banco De La Nacion Argentina Sociedad Anonima, Loan Two | Denominated in ARS | Due on 08/25
BORROWINGS
Borrowings			13,584
Banco De La Nacion Argentina Sociedad Anonima, Loan Three | Denominated in ARS | Due on 09/25
BORROWINGS
Borrowings			$ 13,189
Banco De La Nacion Argentina Sociedad Anonima Loan Four | Denominated in ARS | Due on 08/26
BORROWINGS
Principal residual nominal value		$ 25,000
Borrowings		$ 28,959
Bank of China Limited | Denominated in ARS | Fixed interest rate | Due on 09/28
BORROWINGS
Interest rate		4.80%			4.80%
Bank of China Limited | Denominated in RMB | Fixed interest rate | Due on 09/28
BORROWINGS
Number of installments | installment		1			1
Bank Of China, Loan One | Denominated in RMB | Due on 09/28
BORROWINGS
Principal residual nominal value		$ 530
Borrowings		213,946
Bank Of China, Loan Two | Denominated in RMB
BORROWINGS
Principal residual nominal value		500
Banco Macro S.A. | Denominated in ARS | Due on 07/28
BORROWINGS
Principal residual nominal value		$ 100,000
Interest rate basis		6.60%			6.60%
Borrowings		$ 110,397
Banco Macro S.A. | Denominated in ARS | TAMAR | Due in 07/26
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Banco Macro S.A. | Denominated in ARS | TAMAR | Due in 07/27
BORROWINGS
Percentage of installment payable		(33.33%)			(33.33%)
Banco Macro S.A. | Denominated in ARS | TAMAR | Due on 07/28
BORROWINGS
Number of installments | installment		3			3
Percentage of installment payable		(33.34%)			(33.34%)
Borrowings with International Finance Corporation, Inter-American Investment Corporation, Finnvera, Export Development Canada and China Development Bank Shenzhen Branch [Member]
BORROWINGS
Borrowings					$ 661,698
SOF | Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
BORROWINGS
Interest rate term		6 months
SOF | Finnvera | Denominated in USD | Due between 11/25 and 11/26
BORROWINGS
Interest rate term		6 months
SOF | Export Development Canada (EDC) | Denominated in USD | Due between 12/2026 and 12/2030
BORROWINGS
Interest rate term		6 months